Right-Of-Use Asset/Lease Liability (Details) - Schedule of Purpose of the Statements of Cash Flows, the Reconciliation of Liability Arising From Financing Activities	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Schedule of Purpose of the Statements of Cash Flows, the Reconciliation of Liability Arising From Financing Activities [Abstract]
Cash flows	RM (132,000)	$ (28,272)	RM (121,000)
- additions	280,288		222,984
- accretion of interest	4,235	$ 907	6,085
At the end of the year	RM 152,523		RM 108,069